INCOME TAX EXPENSE (BENEFIT) (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement1 [Line Items]
Profit (loss) before tax	$ (8,939)	$ 104,124	$ 132,529
Current tax expense (income) and adjustments for current tax of prior periods	576	92	429
Deferred tax expense (income)	$ 107	$ 665	$ (547)
Singapore [Member]
Statement1 [Line Items]
Applicable tax rate	17.00%
South africa [Member]
Statement1 [Line Items]
Applicable tax rate	27.00%	28.00%	28.00%
Country of domicile [member]
Statement1 [Line Items]
Profit (loss) before tax	$ 10,054,000	$ 100,741,000	$ 130,774,000
Current tax expense (income) and adjustments for current tax of prior periods	209,000	348,000	49,000
Foreign countries [member]
Statement1 [Line Items]
Profit (loss) before tax	1,115,000	2,626,000	1,873,000
Current tax expense (income) and adjustments for current tax of prior periods	367,000	256,000	380,000
Deferred tax expense (income)	$ 107,000	$ 665,000	$ 547,000